UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment / /; Amendment Number:

This Amendment [Check only one.]:	/ / is a restatement / / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	BVF Partners L.P
Address:	227 West Monroe Street, Suite 4800 Chicago, Illinois 60606

Form 13F File Number: 28-6770

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark N. Lampert
Title:	President of General Partner
Phone:	(312) 263-7777

Signature, Place and Date of Signing:

/s/ Mark N. Lampert	San Francisco, California	11/14/01

[Signature]	[City, State]	[Date]
Report Type (Check only one):
/ /	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/x/	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).
/ /	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.	Form 13F File Number	Name

1	28-6800	BVF, Inc.